INTANGIBLE ASSET (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSET (Details)
Intangible Assets, Amortization Expense	$ (12,519)	$ (11,696)